Share Capital - Schedule of Black-Scholes Option Pricing Model for the Options Granted (Details)		12 Months Ended
		Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Schedule of Black-Scholes Option Pricing Model for the Options Granted [Abstract]
Exercise price per share issuable (in Dollars per share)		$ 3.65	$ 5.94
Expected term (years)		5	5
Volatility	[1]	56.00%	61.00%
Expected dividend yield
Risk-free interest rate		3.02%	3.59%
Weighted average fair value per share (in Dollars per share)		$ 1.78	$ 3.06

[1]	The expected volatility of Solaris is based on the historical volatility of the shares of a comparative peer group of companies.